Stock Based Compensation - Summary of Company's Restricted Stock Activity (Details) - Restricted stock - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Number of Shares (000's)
Unvested at the beginning of the period (in shares)	14	14
Granted (in shares)	39	87
Vested (in shares)	(22)	(22)
Unvested at the end of the period (in shares)	31	79
Weighted Average Grant Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 3.60	$ 3.60
Granted (in dollars per share)	13.26	13.01
Vested (in dollars per share)	7.18	7.18
Unvested at the ending of the period (in dollars per share)	$ 13.26	$ 12.99